Debt	12 Months Ended
Dec. 31, 2020
Manscaped Holdings, LLC [Member]
Debt [Line Items]
Debt

7.    Debt

As of December 31, 2020 and 2019, long-term debt, net consisted of the following (in thousands):

	December 31,
	2020	2019
Revolving loan	$—	$3,998
Line of credit	7,000	—
Convertible notes	—	4,900
Term loan(1)	24,083	—
Total debt	31,083	8,898
Less: unamortized debt issuance costs(1)	4,188	—
Total debt, net of debt issuance costs	26,895	8,898
Less: current portion	7,000	3,998
Total long-term debt, net	$19,895	$4,900

____________

(1)      This amount includes $4.1 million related to the minimum return payment expected at maturity as of December 31, 2020. See below for further discussion.

Revolving Loan

On April 10, 2019, the Company entered into a revolving loan agreement with a financial institution for borrowings up to $3.0 million at an annual interest rate equal to the greater of prime plus 2% or 7.50%. The prime rate is the annual interest rate published in the money rates section of The Wall Street Journal. The weighted-average interest rate for the year ended December 31, 2019 was 7.50%.

The revolving loan agreement was amended on December 9, 2019 to increase the maximum borrowings to $4.0 million and on April 9, 2020 to extend the maturity date from April 10, 2020 to October 9, 2020. As of December 31, 2019, the revolving loan had a current portion of debt balance of $4.0 million. The outstanding balance of the revolving loan was fully paid using proceeds from the line of credit entered into in August 2020.

Line of Credit

On August 26, 2020, the Company entered into a revolving line of credit agreement with a financial institution, whereby it could borrow up to a maximum of $7.0 million at an annual interest rate equal to the greater of (i) 1.50% above the prime rate or (ii) 4.75%. The prime rate is the annual interest rate published in the money rates section of The Wall Street Journal. The weighted-average interest rate for the year ended December 31, 2020 was 4.75%.

The line of credit was scheduled to mature on August 25, 2021. On December 31, 2020, the Company amended the revolving line of credit agreement to increase the aggregate principal amount available from $7.0 million to $15.0 million and extended the maturity date to December 31, 2021.

At December 31, 2020, the Company had $7.0 million of current portion debt outstanding under the line of credit. The Company used the proceeds from the revolving line of credit to repay the borrowings outstanding under its revolving loan. The line of credit is collateralized by substantially all assets of the Company.

Under the terms of the revolving line of credit agreement, the Company is required to comply with certain financial covenants, including covenants to maintain certain minimum cash, minimum revenue, and minimum tangible net worth amounts. The Company entered into an amended agreement on September 27, 2021 that modified the definition of tangible net worth.

Term Loan

On December 31, 2020, the Company entered into a term loan agreement with a lender for subordinated borrowings of up to $40.0 million. The initial $20.0 million Tranche A commitment was received upon the closing date of the term loan agreement. The second Tranche B commitment of up to $20.0 million is subject to the consent of the lender and agent, must be requested by the Company in $5.0 million increments and is subject to a facility fee equal to 1% of the second commitment amount. The term loan matures on December 31, 2024 and is collateralized by all assets and property of the Company.

Interest accrues at a per annum rate equal to the greater of 10.00% or 6.75% plus the effective prime rate. The prime rate means, for any day, the greater of (i) 3.25% and (ii) the prime rate most recently published in the money rates section of The Wall Street Journal. The interest rate as of December 31, 2020 was 10.00%. The Company had an outstanding balance of $20.0 million as of December 31, 2020.

Monthly principal payments are due beginning on January 1, 2023. If no event of default has occurred and the Company achieves certain extension milestones, the interest only period may be extended to January 1, 2024 or to maturity. The first extension milestone is based on revenue of at least $300.0 million for fiscal year 2022 and net operating income of $8.0 million for each of fiscal years 2021 and 2022. The second extension milestone is based on net operating income of at least $8.0 million for fiscal year 2023.

Pursuant to the term loan agreement, the Company is required to pay a minimum return based on a ratio equal to the aggregate amount of principal repaid, interest collected, and the Tranche B commitment facility fee (if applicable), divided by the aggregate Tranche A commitment amount received by the Company. The final payment will include a minimum return payment sufficient to increase the minimum return to (i) 1.2:1.0 during the first year, (ii) 1.3:1.0 during the second year, (iii) 1.4:1.0 during the third year, and (iv) 1.5:1.0 during the fourth year until maturity following the closing date of the agreement. As of December 31, 2020, the minimum return payment is expected to be $4.1 million at maturity. In future periods, the amount could fluctuate depending on changes to the interest rate and timing of principal payments.

The Company determined that the term loan agreement includes a mandatory prepayment redemption feature based on the occurrence of a liquidation event. A liquidation is defined in the agreement as (i) a merger of the Company with another entity to which the Company is not the surviving entity, (ii) the sale of all or substantially all of the Company’s assets, or (iii) a sale or other disposition of the equity securities or interests of Manscaped Holdings, LLC, Manscaped, Inc., or Manscaped, LLC, or the equity holders of the Company, which results in the equity holders owning less than 50% of the voting securities or interests of the Company immediately following such transaction. The redemption feature in the term loan agreement meets the requirements of a derivative. The Company believes that the probability of a liquidation event as of December 31, 2020 is remote, and therefore, has not recorded a derivative liability for the redemption feature.

Under the term loan agreement, the Company offered the financial institution an option to purchase up to an aggregate of $1.0 million of equity interests issued in any third party capital raising event with such purchase to be either in cash or conversion of advances outstanding. The term loan agreement also permits the administrative and collateral agent for the financial institution the option to convert up to 50% of the principal amount of the advances into the securities issued by the Company in an initial public offering of securities (“IPO”). The agent may convert such advances pursuant to each lender’s pro rata percentage or may allocate such conversion amount. Conversion of the advance amount shall be in the same class and series of equity, for the initial price per security sold to the public in the IPO.

Convertible Notes Payable

On various dates throughout 2018 and 2019, the Company issued two series of convertible promissory notes (each a “Note” and collectively the “Convertible Notes”). There were two series of notes, 2018A Series and 2019A Series. Principal amount for the Series 2018A Note was $2.0 million maturing November 19, 2021 and the Series 2019A Note was $2.9 million maturing March 29, 2022, for a total of $4.90 million of convertible notes payable issued. Interest accrued at a rate of 6.00% per annum for the Convertible Notes.

If the Company sells equity securities greater than $3.0 million before the maturity date (excluding the conversion of the Convertible Notes or other convertible securities issued for capital raising purposes and amounts invested by investors who previously owned equity securities), then any then outstanding principal amount of the 2018A Series Note and any unpaid accrued interest shall automatically convert into the equity securities sold in the qualified financing at a conversion price equal to the lesser of (i) the price paid per unit for equity securities by the investors in the qualified financing multiplied by 0.80, and (ii) the quotient resulting from dividing $15.0 million by the number of outstanding common units of the Company immediately prior to the qualified financing.

If the Company sells equity securities greater than $5 million before the maturity date (excluding the conversion of the Convertible Notes or other convertible securities issued for capital raising purposes and amounts invested by investors who previously owned equity securities), then any then outstanding principal amount of the 2019A Series Note and any unpaid accrued interest shall automatically convert into the equity securities sold in the qualified financing at a conversion price equal to the lesser of (i) the price paid per unit for equity securities by the investors in the qualified financing multiplied by 0.80, and (ii) the quotient resulting from dividing $40.0 million by the number of outstanding common units of the Company immediately prior to the qualified financing.

In the event that the Convertible Notes remain outstanding on the maturity date, then the outstanding principal balance of the Convertible Notes and any unpaid accrued interest shall, upon the election of the majority holders of the Convertible Notes prior to the maturity date, convert as of the maturity date into Company’s common units at a conversion price equal to the most recent fair market value of a common unit as determined by the Company’s board of directors for purposes of compliance with Code Section 409A.

In February of 2020, the Convertible Notes’ aggregate outstanding principal balance of $4.9 million and accrued interest of $0.3 million were automatically converted into 3,673,228 Series A-1 preferred units and 1,973,106 Series A-2 preferred units upon the closing of a qualified equity financing event (see Note 11).

Maturities of Long-Term Debt

Scheduled maturities of the long-term debt are as follows at December 31, 2020 (in thousands):

2021	$7,000
2022	—
2023	10,000
2024	14,083
$31,083

Fair Value of Long-Term Debt

The carrying amounts of the line of credit and revolving loan approximate fair value due to their variable interest rates, current market rates for debt of similar maturities and credit risk, and the short-term maturity of the obligations as of December 31, 2020 and 2019. The fair value of the term loan approximates the carrying amount at December 31, 2020, which is the same date that the Company entered into the debt arrangement based on current market rates.